RIGHT OF USE ASSETS	12 Months Ended
Dec. 31, 2023
Right Of Use Assets
RIGHT OF USE ASSETS

12. RIGHT OF USE ASSETS

Total
Cost
Balance at December 31, 2021 and 2022	$683,117
Additions	740,355
Lease adjustment	-
Balance at December 31, 2023	$1,423,472

Accumulated depreciation
Balance at December 31, 2021	$215,011
Charge for the year	123,360
Balance at December 31, 2022	$338,371
Charge for the year	363,086
Foreign exchange	328
Balance at December 31, 2023	$701,785

Net book value:
December 31, 2022	$344,746
December 31, 2023	$721,687

The consolidated statement of financial position shows the following amounts related to leases:

	December 31, 2023	December 31, 2022
Buildings	$721,687	$342,361
Vehicles	-	2,385
	$721,687	$344,746

Additions to the right of the assets during the 2023 financial year were $740,355 (2022 - $nil).